Age Analysis of Past Due Loans Segregated by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due
30-59 Days	$ 128	$ 135
60-89 Days	814	526
90 Days or More Past Due	2,490	743
Total Past Due	3,432	1,404
Total Current	275,020	233,639
Total Loans	278,452	235,043
90 Days or More Past Due and Accruing	3
Nonaccrual Loans	2,849	1,240
Home equity
Financing Receivable, Recorded Investment, Past Due
Total Loans	46,742	45,245
Municipal
Financing Receivable, Recorded Investment, Past Due
Total Current	2,144	1,478
Total Loans	2,144	1,478
Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Total Current	18,432	13,991
Total Loans	18,432	13,991
Consumer
Financing Receivable, Recorded Investment, Past Due
30-59 Days	128	110
90 Days or More Past Due	26	17
Total Past Due	154	127
Total Current	10,510	10,926
Total Loans	10,664	11,053
90 Days or More Past Due and Accruing	3
Nonaccrual Loans	23	17
Real Estate | Residential
Financing Receivable, Recorded Investment, Past Due
60-89 Days	720	490
90 Days or More Past Due	1,253	563
Total Past Due	1,973	1,053
Total Current	135,566	117,263
Total Loans	137,539	118,316
Nonaccrual Loans	1,597	821
Real Estate | Commercial
Financing Receivable, Recorded Investment, Past Due
90 Days or More Past Due	924
Total Past Due	924
Total Current	47,890	41,978
Total Loans	48,814	41,978
Nonaccrual Loans	924	119
Real Estate | Construction and land development
Financing Receivable, Recorded Investment, Past Due
90 Days or More Past Due	204	163
Total Past Due	204	163
Total Current	7,569	2,819
Total Loans	7,773	2,982
Nonaccrual Loans	222	163
Real Estate | Home equity
Financing Receivable, Recorded Investment, Past Due
30-59 Days		25
60-89 Days	94	36
90 Days or More Past Due	83
Total Past Due	177	61
Total Current	46,565	45,184
Total Loans	46,742	45,245
Nonaccrual Loans	83	120
Real Estate | Municipal
Financing Receivable, Recorded Investment, Past Due
Total Current	6,344
Total Loans	$ 6,344